Vista Outdoor Inc. - 10-Q Other Current Liabilities	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Other Current Liabilities [Line Items]
Other Current Liabilities	Other Current Liabilities
The major categories of current liabilities are as follows:

	June 30, 2024	March 31, 2024
Warranty liability	$7,993	$8,083
Accrual for in-transit inventory	19,967	5,570
Operating lease liabilities	15,295	14,673
Contingent consideration	2,806	750
Other	101,536	100,276
Total other current liabilities	$147,597	$129,352
Other Current Liabilities
The major categories of current liabilities are as follows:

	March 31,
	2024	2023
Warranty liability	$8,083	$5,441
Accrual for in-transit inventory	5,570	9,810
Operating lease liabilities	14,673	16,351
Contingent consideration	750	8,586
Other	100,276	106,189
Total other current liabilities	$129,352	$146,377
We provide consumer warranties against manufacturing defects on certain products with warranty periods ranging from one year to the expected lifetime of the product. The estimated costs of such product warranties are recorded at the time the sale is recorded based upon actual past experience, our current production environment as well as specific and identifiable warranties as applicable. The warranty liability recorded at each balance sheet date reflects the estimated current and long-term liability for warranty coverage for products delivered based on historical information and current trends.
The following is a reconciliation of the changes in our combined current and long-term product warranty liability during the periods presented:

Balance as of March 31, 2022	$9,073
Payments made	(4,676)
Warranties issued	4,827
Changes related to pre-existing warranties and other adjustments	328
Balance as of March 31, 2023	9,552
Payments made	(6,834)
Warranties issued	12,119
Changes related to pre-existing warranties and other adjustments	(3,785)
Balance as of March 31, 2024	$11,052